Mergers and Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Mergers and Acquisitions
Mergers and Acquisitions
Completed Mergers and Significant Acquisitions
American Realty Capital Trust III, Inc. Merger
On December 14, 2012, the Company entered into an Agreement and Plan of Merger (the "ARCT III Merger Agreement") with American Realty Capital Trust III, Inc. ("ARCT III") and certain subsidiaries of each company. The ARCT III Merger Agreement provided for the merger of ARCT III with and into a subsidiary of the Company (the "ARCT III Merger"). The ARCT III Merger was consummated on February 28, 2013.
Pursuant to the terms and subject to the conditions set forth in the ARCT III Merger Agreement, each outstanding share of common stock of ARCT III, including restricted shares which became vested, was converted into the right to receive (i) 0.95 of a share of the Company's common stock, (the "ARCT III Exchange Ratio") or (ii) $12.00 in cash. In addition, each outstanding unit of equity ownership of the ARCT III Operating Partnership ("ARCT III OP") was converted into the right to receive 0.95 of the same class of unit of equity ownership in the OP.
Upon the closing of the ARCT III Merger on February 28, 2013, the Company paid an aggregate of $350 million in cash for the 29.2 million shares, or 16.5% of the then outstanding shares of ARCT III's common stock (which is equivalent to 27.7 million shares of the Company's common stock based on the ARCT III Exchange Ratio). In addition, 140.7 million shares of the Company's common stock were issued in exchange for 148.1 million shares of ARCT III's common stock adjusted for the ARCT III Exchange Ratio.
Upon the consummation of the ARCT III Merger, American Realty Capital Trust III Special Limited Partner, LLC (the "ARCT III Special Limited Partner"), the holder of the special limited partner interest in the ARCT III OP, was entitled to subordinated distributions of net sales proceeds from ARCT III OP which resulted in the issuance of units of limited partner interests in the ARCT III OP, when after applying the ARCT III Exchange Ratio, resulting in the issuance of an additional 7.3 million OP Units to affiliates of the the Company's Former Manager. The parties had agreed that such OP Units would be subject to a minimum one-year holding period from the date of issuance before being exchangeable into the Company's common stock.
Also in connection with the ARCT III Merger, the Company entered into an agreement with ARC and its affiliates to internalize certain functions performed by them prior to the ARCT III Merger, reduce certain fees paid to affiliates, purchase certain corporate assets and pay certain merger related fees. See Note 18 — Related Party Transactions and Arrangements.
Accounting Treatment for the ARCT III Merger
The Company and ARCT III, from inception to the ARCT III Merger date, were considered to be entities under common control. Both entities' advisors were wholly owned subsidiaries of ARC. ARC and its related parties had significant ownership interests in the Company and ARCT III through the ownership of shares of common stock and other equity interests. In addition, the advisors of both entities were contractually eligible to receive potential fees for their services to both of the companies including asset management fees, incentive fees and other fees and continued to receive fees from the Company prior to the Company's transition to self-management. Due to the significance of these fees, the advisors and ultimately ARC were determined to have a significant economic interest in both companies in addition to having the power to direct the significant activities of the companies through advisory/management agreements, which qualified them as affiliated companies under common control in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The acquisition of an entity under common control is accounted for on the carryover basis of accounting, whereby the assets and liabilities of the companies are recorded upon the merger on the same basis as they were carried by the companies on the ARCT III Merger date. In addition, U.S. GAAP requires the Company to present historical financial information as if the merger had occurred as of the beginning of the earliest period presented. Therefore, the accompanying financial statements including the notes thereto are presented as if the ARCT III Merger had occurred on January 1, 2011.
GE Capital Portfolio Acquisitions
On June 27, 2013, the Company acquired, through subsidiaries of the OP, from certain affiliates of GE Capital Corp., the equity interests in the entities that own a real estate portfolio comprised of 447 properties (the "GE Capital Portfolio") for a purchase price of $773.9 million, exclusive of closing costs, with no liabilities assumed. The 447 properties are subject to 409 property operating leases, as well as 38 direct financing leases.
During the year ended December 31, 2013, ARCT IV acquired, from certain affiliates of GE Capital Corp., the equity interests in the entities that own a real estate portfolio comprised of 924 properties (the "ARCT IV GE Capital Portfolio") for a purchase price of $1.4 billion, exclusive of closing costs, with no liabilities assumed. The 924 properties are subject to 912 property operating leases, as well as 12 direct financing leases.
CapLease, Inc. Merger
On May 28, 2013, the Company entered into an Agreement and Plan of Merger (the "CapLease Merger Agreement") with CapLease, Inc., a Maryland corporation ("CapLease"), and certain subsidiaries of each company. The CapLease Merger Agreement provided for the merger of CapLease with and into a subsidiary of the Company (the "CapLease Merger").
On November 5, 2013, the Company completed the merger with CapLease pursuant to the CapLease Merger Agreement. Pursuant to the terms of the CapLease Merger Agreement, each outstanding share of common stock of CapLease, other than shares owned by the Company, CapLease or any of their respective wholly owned subsidiaries, was converted into the right to receive $8.50. Each outstanding share of preferred stock of CapLease, other than shares owned by the Company, CapLease or any of their respective wholly owned subsidiaries, was converted into the right to receive an amount in cash equal to the sum of $25.00 plus all accrued and unpaid dividends on such shares of preferred stock. In addition, in connection with the merger of CapLease, LP with and into the OP (the "CapLease Partnership Merger"), each outstanding unit of equity ownership of CapLease's operating partnership, other than units owned by CapLease or any wholly owned subsidiary of CapLease, was converted into the right to receive $8.50. Shares of CapLease's outstanding restricted stock were accelerated and became fully vested, and restricted stock and any outstanding performance shares were fully earned and received $8.50 per share. In total, cash consideration of $920.7 million was paid to the common and preferred shareholders.
Accounting Treatment for the CapLease Merger
The CapLease Merger has been accounted for under the acquisition method of accounting under U.S. GAAP. Under the acquisition method of accounting, the assets acquired and liabilities assumed from CapLease have been recorded as of the acquisition date at their respective fair values. Any excess of purchase price over the fair values is recorded as goodwill. Results of operations for CapLease are included in the Company's consolidated financial statements from the date of acquisition. See Note 5 — CapLease Acquisition.
American Realty Capital Trust IV, Inc. Merger
On July 1, 2013, the Company entered into an Agreement and Plan of Merger, as amended on October 6, 2013 and October 11, 2013, (the "ARCT IV Merger Agreement") with American Realty Capital Trust IV, Inc., a Maryland corporation ("ARCT IV"), and certain subsidiaries of each company. The ARCT IV Merger Agreement provided for the merger of ARCT IV with and into a subsidiary of the OP (the "ARCT IV Merger"). The Company consummated the ARCT IV Merger on January 3, 2014.
Pursuant to the terms of the ARCT IV Merger Agreement, as amended, each outstanding share of common stock of ARCT IV, including unvested restricted shares that vested in conjunction with the ARCT IV Merger, was exchanged for (i) $9.00 in cash, (ii) 0.5190 of a share of the Company's common stock (the "ARCT IV Exchange Ratio") and (iii) 0.5937 of a share of a new series of preferred stock of the Company designated as the 6.70% Series F Cumulative Redeemable Preferred Stock ("Series F Preferred Stock") and each outstanding unit of ARCT IV's operating partnership ("ARCT IV OP Unit"), other than ARCT IV OP Units held by the American Realty Capital Trust IV Special Limited Partner, LLC, (the "ARCT IV Special Limited Partner") and American Realty Capital Advisors IV, LLC (the "ARCT IV Advisor") was exchanged for (i) $9.00 in cash, (ii) 0.5190 of an OP Unit and (iii) 0.5937 of a OP Unit designated as Series F Preferred Units ("Series F OP Units"). In total, the Company paid $650.9 million in cash, issued 36.9 million shares of common stock and 42.2 million shares of Series F Preferred Stock, and issued 0.7 million units of Series F OP Units and 0.6 million OP Units to the former ARCT IV shareholders and ARCT IV OP Unit holders in connection with the consummation of the ARCT IV Merger. In addition, each outstanding ARCT IV Class B Unit (as defined below) and each outstanding ARCT IV OP Unit held by the ARCT IV Special Limited Partner and the ARCT IV Advisor was converted into 2.3961 OP Units, resulting in the Company issuing 1.2 million OP Units.
On January 3, 2014, the OP entered into a Contribution and Exchange Agreement (the "ARCT IV Contribution and Exchange Agreement") with the ARCT IV OP, ARCT IV Special Limited Partner and ARC Real Estate Partner, LLC, an entity under common ownership with the Former Manager. The ARCT IV Special Limited Partner was entitled to receive certain distributions from the ARCT IV OP, including the subordinated distribution of net sales proceeds resulting from an "investment liquidity event" (as defined in the agreement of limited partnership of the ARCT IV OP). The ARCT IV Merger constituted an "investment liquidity event," as a result of which the ARCT IV Special Limited Partner, in connection with management's successful attainment of the 6.0% performance hurdle and the return to ARCT IV's stockholders of approximately $358.3 million in addition to their initial investment, was entitled to receive a subordinated distribution of net sales proceeds from the ARCT IV OP equal to approximately $63.2 million. Pursuant to the ARCT IV Contribution and Exchange Agreement, the ARCT IV Special Limited Partner contributed its interest in the ARCT IV OP, inclusive of the subordinated distribution proceeds received, to the ARCT IV OP in exchange for 2.8 million equity units of the ARCT IV OP, based on agreed upon price per share of $22.50. The fair value of these units at date of issuance was $78.2 million and has been included in merger and other transaction costs in the accompanying consolidated statement of operations for the three months ended March 31, 2014. Upon consummation of the ARCT IV Merger, these equity units were immediately converted to 6.7 million OP Units after application of the exchange ratio of 2.3961 per share. In conjunction with the ARCT IV Merger Agreement, the ARCT IV Special Limited Partner agreed to a minimum two-year holding period for these OP Units before converting them to shares of Company common stock.
In addition, as part of the ARCT IV Contribution and Exchange Agreement, ARC Real Estate Partners, LLC, contributed $750,000 in cash to the ARCT IV OP, effective prior to the consummation of the ARCT IV Merger, in exchange for ARCT IV OP Units. Upon the consummation of the ARCT IV Merger, these equity units converted at an exchange ratio of 2.3961 OP Units per ARCT IV OP Unit, resulting in the Company issuing 0.1 million OP Units.
Accounting Treatment for the ARCT IV Merger
The Company and ARCT IV, from inception to the ARCT IV Merger date, were considered to be entities under common control. Both entities' advisors were wholly owned subsidiaries of ARC. ARC and its related parties had ownership interests in the Company and ARCT IV through the ownership of shares of common stock and other equity interests. In addition, the advisors of both entities were contractually eligible to receive potential fees for their services to both of the companies including asset management fees, incentive fees and other fees and had continued to receive fees from the Company prior to the Company's transition to self-management. Due to the significance of these fees, the advisors and ultimately ARC were determined to have a significant economic interest in both companies in addition to having the power to direct the activities of the companies through advisory/management agreements, which qualified them as affiliated companies under common control in accordance with U.S. GAAP. The acquisition of an entity under common control is accounted for on the carryover basis of accounting, whereby the assets and liabilities of the companies are recorded upon the merger on the same basis as they were carried by the companies on the ARCT IV Merger date. In addition, U.S. GAAP requires the Company to present historical financial information as if the entities were combined for each period presented. Therefore, the accompanying financial statements including the notes thereto are presented as if the ARCT IV Merger, including the impact of the equity transactions entered to consummate the merger, had occurred on January 1, 2011.
Fortress Portfolio Acquisition
On July 24, 2013, ARC and another related entity, on behalf of the Company and certain other entities sponsored directly or indirectly by ARC, entered into a purchase and sale agreement with affiliates of funds managed by Fortress Investment Group LLC ("Fortress") for the purchase of 196 properties owned by Fortress, for an aggregate contract purchase price of $972.5 million, subject to adjustments set forth in the purchase and sale agreement and exclusive of closing costs, which were allocated to the Company based on the pro rata fair value of the properties acquired by the Company relative to the fair value of all 196 properties to be acquired from Fortress. Of the 196 properties, 120 properties were allocated to the Company (the "Fortress Portfolio"). On October 1, 2013, the Company closed on 41 of the 120 properties with a total purchase price of $200.3 million, exclusive of closing costs. The Company closed the acquisition of the remaining 79 properties in the Fortress Portfolio on January 8, 2014, for an aggregate contract purchase price of $400.9 million, exclusive of closing costs. The total purchase price of the Fortress Portfolio was $601.2 million, exclusive of closing costs. During the year ended December 31, 2013, the Company deposited $72.2 million into escrow in relation to the Fortress Portfolio, which has been included in prepaid expenses and other assets in the consolidated balance sheets.
Cole Real Estate Investments, Inc. Merger
On October 22, 2013, the Company entered into an agreement and plan of merger (the "Cole Merger Agreement") with Cole Real Estate Investments, Inc. ("Cole"), a Maryland corporation, and a wholly owned subsidiary of the Company. The Cole Merger Agreement provided for the merger of Cole with and into a wholly owned subsidiary of the Company (the "Cole Merger"). The Company consummated the Cole Merger on February 7, 2014 (the "Cole Acquisition Date").
Pursuant to the terms of the Cole Merger Agreement, each share of common stock of Cole issued and outstanding immediately prior to the effectiveness of the Cole Merger, including unvested restricted stock units ("RSUs") and performance stock units that vested in conjunction with the Cole Merger, other than shares owned by the Company, any subsidiary of the Company or any wholly owned subsidiary of Cole, was converted into the right to receive either (i) 1.0929 shares of common stock, par value $0.01 per share, of the Company (the "Stock Consideration") or (ii) $13.82 in cash (the "Cash Consideration" and together with the Stock Consideration, the "Merger Consideration"). Approximately 98% of all outstanding Cole holders received Stock Consideration and approximately 2% of outstanding Cole shares elected to receive Cash Consideration, pursuant to the terms of the Cole Merger Agreement, resulting in the Company issuing approximately 520.8 million shares of Company common stock and paying $181.8 million to holders of Cole shares based on their elections.
In addition, the Company issued approximately 2.8 million shares of Company common stock, in the aggregate, to certain executives of Cole pursuant to letter agreements entered into between the Company and such individuals concurrently with the execution of the Cole Merger Agreement, as previously disclosed by the Company. Additionally, effective as of the Cole Acquisition Date, the Company issued, but has not yet allocated, 0.4 million shares with dividend equivalent rights commensurate with the Company's common stock.
The Company is in the process of gathering certain additional information in order to finalize its assessment of the fair value of the consideration transferred; thus, the fair values of currently recorded assets and liabilities are subject to change. The estimated fair value of the consideration transferred at the Cole Acquisition Date totaled approximately $7.5 billion and consisted of the following (in thousands):

As of Cole Acquisition Date (Preliminary)
Estimated Fair Value of Consideration Transferred:
Cash	$181,775
Common stock	7,285,868
Total consideration transferred	$7,467,643

The fair value of the 520.8 million shares of common stock issued, excluding those common shares transferred to former Cole executives, was determined based on the closing market price of the Company's common stock on the Cole Acquisition Date.
Accounting Treatment for the Cole Merger
The Cole Merger will be accounted for under the acquisition method of accounting under U.S. GAAP. Under the acquisition method of accounting, the assets acquired and liabilities assumed from Cole will be recorded as of the acquisition date at their respective fair values. Any excess of purchase price over the fair values will be recorded as goodwill. Results of operations for Cole will be included in the Company's consolidated financial statements subsequent to the Cole Acquisition Date. The initial accounting for the business combination has not been completed due to the significant judgments and time necessary to complete third-party valuation of real estate and other assets.
Pending Significant Acquisition
Inland Portfolio Acquisition
On August 8, 2013, ARC and another related entity, on behalf of the Company and certain other entities sponsored directly or indirectly by ARC, entered into a purchase and sale agreement with Inland American Real Estate Trust, Inc. ("Inland") for the purchase of the equity interests of 67 companies owned by Inland for an aggregate contract purchase price of approximately $2.3 billion, subject to adjustments set forth in the purchase and sale agreement and exclusive of closing costs. Of the 67 companies, the equity interests of 10 companies (the "Inland Portfolio") will be acquired, in total, by the Company from Inland for a purchase price of approximately $501.0 million, subject to adjustments set forth in the purchase and sale agreement and exclusive of closing costs, which was allocated to the Company based on the pro rata fair value of the Inland Portfolio relative to the fair value of all 67 companies to be acquired from Inland by the Company and the other entities sponsored directly or indirectly by ARC. The Inland Portfolio is comprised of 33 properties. As of December 31, 2013, the Company has closed on five of the 33 properties for a total purchase price of $56.4 million, exclusive of closing costs. The Company closed the acquisition of 27 additional properties in the Inland Portfolio subsequent to December 31, 2013. The Company does not consider it probable that it will close on the remaining property. During the year ended December 31, 2013, the Company deposited $28.6 million into escrow in relation to the Inland Portfolio, which has been included in prepaid expenses and other assets in the consolidated balance sheets.